LOAN PAYABLE (Details Textual) (USD $)	1 Months Ended				12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014	Jul. 31, 2013	Feb. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 05, 2013
LOAN PAYABLE [Line Items]
Deferred Finance Costs, Noncurrent, Net					$ 30,000
Proceeds from Issuance of Long-term Debt, Total					5,200,791	3,925,066
Interest expense					(200,505)	(58,134)
CIRM Loan Agreement [Member]
LOAN PAYABLE [Line Items]
Maximum Payback Percentage of Loan Amount to be Paid upon Achievement of Certain Revenue Thresholds					500.00%
Base Rate for Computation of Interest Rate					2.00%
Increase In Base Rate after Fifth Year for Computation of Interest Rate					1.00%
Maximum Increase In Base Rate in Tenth Year for Computation of Interest Rate					5.00%
Amount Refunded Under Loan Agreement					6,667
Amount Deducted From Initial Disbursement For Due Diligence					36,667
Deferred Finance Costs, Noncurrent, Net					16,875
Amortization Period of Finance Cost					3 years 1 month 6 days
Proceeds from Issuance of Long-term Debt, Total	514,177	4,679,947	3,067,799	857,267
Debt Instrument, Interest Rate, Effective Percentage	2.60%	2.60%	2.50%	2.80%
Interest expense					200,505	58,134
Amount Awarded Under Loan Agreement							19,782,136
Original Amount to be deducted					$ 16,667